RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
Schedule of amounts due from related party

	Amount due from
	related party
	December 31,
	2013	2014

Amounts due from Beijing Lebai Education Consulting Co., Ltd. (“Lebai”) (i)	2,631	170

(i)

As of December 31, 2014, the Company had an aggregate 14.33% equity interest in Firstleap Education and Jin Xin, the Chief Executive of the Company and Chirstine Lu-Wong, the Chief Financial Officer of the Company are appointed the board members of Firstleap.

Schedule of transactions with related party

	Years ended December 31,
	2012	2013	2014
Advertising services provided by Beijing 58 Information and Technology Co., Ltd. (“Beijing 58”) (ii)	141	101	—

Advertising services provided by Beijing Chengshi Wanglin Information and Technology Co., Ltd. (“ChengshiWanglin”) (ii)	153	11	67

Total	294	112	67

Rental income generated from Lebai	99	159	177
Tutoring related services income generated from Lebai	—	117	—

Total	99	276	177

(ii)

Yao Jinbo is director and a beneficial owner of the Company and also the chairman and shareholder of Beijing 58 and ChengshiWanglin. Beijing 58 and Chengshi Wanglin provided advertisement services to the Group. There was no unsettled balance as of December 31, 2013 and 2014.